SCHEDULE OF GENERAL AND ADMINISTRATIVE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
General And Administrative
Payroll and related expenses	$ 1,458	$ 1,756	$ 1,748
Share-based payments to service providers	134	215	268
Professional services	898	1,340	1,207
Directors’ fees and insurance	326	405	494
Travel expenses	15	8
Rent and office maintenance	196	175	212
Other	92	90	51
Total general and administrative	$ 3,119	$ 3,989	$ 3,980